Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(2)(3)	Average Summary Compensation Table Total for NEOs ($)	Average Compensation Actually Paid for NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(5)	Adjusted EBITDA ($) (6)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)
2024	$6,075,975	$9,279,274	$1,751,424	$3,617,381	$140.87	$104.02	$72	$275
2023	$9,020,320	$9,386,079	$2,134,516	$2,238,105	$99.83	$111.40	$110	$258

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2024	Gary Pilnick	David McKinstray, Douglas VanDeVelde, Sherry Brice, Bruce Brown
2023	Gary Pilnick	David McKinstray, Douglas VanDeVelde, Bruce Brown, Sherry Brice

Peer Group Issuers, Footnote	Company and Peer Group TSR reflects the Company's peer group (Russell 2000 Index Food Products Subsector) as reflected in our Annual Report on the Form 10-K pursuant to Item 5 of Regulation S-K for the fiscal years ended December 28, 2024 and December 31, 2023. The figures shown for fiscal years 2024 and 2023 reflect what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on October 1, of each of 2024 and 2023.
PEO Total Compensation Amount	$ 6,075,975	$ 9,020,320
PEO Actually Paid Compensation Amount	$ 9,279,274	9,386,079
Adjustment To PEO Compensation, Footnote	2024 "Compensation Actually Paid" to the CEO and the "Average Compensation Actually Paid for NEOs" reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2024 Summary Compensation Table (SCT)	6,075,975	1,751,424
Less, Value of Stock & Option Awards Reported in SCT	(3,322,668)	(653,953)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,064,864	800,672
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	2,461,103	1,719,238
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this Year	—	—
Less, Prior Year Fair Value of Prior Year awards that failed to vest this Year
Total Adjustments	3,203,299	1,865,957
"Compensation Actually Paid" for Fiscal Year 2024	9,279,274	3,617,381

Non-PEO NEO Average Total Compensation Amount	$ 1,751,424	2,134,516
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,617,381	2,238,105
Adjustment to Non-PEO NEO Compensation Footnote	2024 "Compensation Actually Paid" to the CEO and the "Average Compensation Actually Paid for NEOs" reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2024 Summary Compensation Table (SCT)	6,075,975	1,751,424
Less, Value of Stock & Option Awards Reported in SCT	(3,322,668)	(653,953)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,064,864	800,672
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	2,461,103	1,719,238
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this Year	—	—
Less, Prior Year Fair Value of Prior Year awards that failed to vest this Year
Total Adjustments	3,203,299	1,865,957
"Compensation Actually Paid" for Fiscal Year 2024	9,279,274	3,617,381

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our CEO and, the average compensation actually paid to our other NEOs and the total shareholder return on our common equity with the cumulative total return of the Russell 2000 Index Food Products Subsector. The graph assumes an investment of $100 on December 31, 2024 in WK Kellogg common stock.

Compensation Actually Paid vs. Net Income	The following graph compares the compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs with net income.
Compensation Actually Paid vs. Company Selected Measure	The following graph compares the compensation actually paid to our CEO and, the average compensation actually paid to our other NEOs in relation to adjusted EBITDA.
Total Shareholder Return Vs Peer Group
The following graph compares the compensation actually paid to our CEO and, the average compensation actually paid to our other NEOs and the total shareholder return on our common equity with the cumulative total return of the Russell 2000 Index Food Products Subsector. The graph assumes an investment of $100 on December 31, 2024 in WK Kellogg common stock.

Tabular List, Table

Most Important Financial Measures
Adjusted Net Sales
Adjusted EBITDA
Free Cash Flow

Total Shareholder Return Amount	$ 140.87	99.83
Peer Group Total Shareholder Return Amount	104.02	111.40
Net Income (Loss)	$ 72,000,000	$ 110,000,000
Company Selected Measure Amount	275,000,000	258,000,000
PEO Name	Gary Pilnick
Additional 402(v) Disclosure	In calculating the "Compensation Actually Paid" amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity awards adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.Represents the amount of net income reflected in the Company's audited GAAP financial statements for the applicable fiscal year.
Pay versus Performance Comparative Disclosure
The chart above represents two years of compensation and performance information, as we are a newly-public company and do not have historical data prior to fiscal year 2023. As such, we are only able to provide the comparative disclosure required under Item 402(v)(5) of Regulation S-K for fiscal years 2024 and 2023.
We chose adjusted EBITDA as our Company Selected Measure for evaluating Pay Versus Performance because it is a key performance metric in our AIP and supports our future strategic objectives. The charts below reflect the relationship between each of the financial measures and the compensation actually paid.
	As explained in the "Compensation Discussion and Analysis" section of this Proxy Statement, our executive compensation program reflects our commitment to our pay-for-performance philosophy.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is defined in Appendix A of this Proxy Statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,203,299
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,322,668)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,064,864
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,461,103
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,865,957
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(653,953)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	800,672
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,719,238
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount